AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 2002

                                                     REGISTRATION NOS. 333-03093
                                                                   AND 811-07615

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------
                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.       [_]

                       POST-EFFECTIVE AMENDMENT NO. 15     [X]

                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 16             [X]

                    CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                       CONSECO VARIABLE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                         11815 NORTH PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                  DEPOSITOR'S TELEPHONE NUMBER: (317) 817-6100

                                 DAVID K. HERZOG
             EXECUTIVE VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
                       CONSECO VARIABLE INSURANCE COMPANY
                         11815 NORTH PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                          MARY JANE WILSON-BILIK, ESQ.
                         SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, D.C. 20004-2415

It is proposed that this filing will become effective:
|_| immediately upon filing pursuant to paragraph (b) of Rule 485
|_| on (DATE) pursuant to paragraph (b) of Rule 485
|_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
|X| on MAY 1, 2002 pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:
|_| this Post-Effective Amendment designates a new effective date for a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                              PROSPECTUS SUPPLEMENT
                             DATED NOVEMBER 21, 2001

                          SUPPLEMENT TO THE PROSPECTUS
                              DATED MAY 1, 2001 FOR
                               THE CONSECO ADVISOR
   AN INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                    CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
                                       AND
                       CONSECO VARIABLE INSURANCE COMPANY

The purpose of this supplement is to describe the procedures we follow for allocating your purchase payment(s) to the Contract.

The following paragraphs are added to page 11 of the prospectus as the second and third paragraphs under the heading "Purchase Payments":

                  If your application and all requirement documentation are in good order and we have received your first purchase payment at our administrative office, we will issue your Contract on the Contract Date. Within 2 business days, we will allocate your first purchase payment(s) to the Rydex U.S. Government Money Market Subaccount ("Money Market Subaccount") and/or the Fixed Account. If you add any more money to the Contract, we will place those purchase payments first in the Money Market Subaccount and/or the Fixed Account. While held in the Fixed Account, your purchase payment(s) will be credited with interest at the current fixed account rates. While held in the Money Market Subaccount, your purchase payment(s) will be credited with gains and losses of that Subaccount.

                  Fourteen (14) days after the Contract Date, you may (through your Financial Advisor) transfer any money in the Money Market Subaccount and the Fixed Account to any Subaccounts and the Fixed Account.

PLEASE USE THIS SUPPLEMENT WITH YOUR CONSECO ADVISOR PROSPECTUS. READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                    Conseco Advisor Variable Annuity Account
                                       of
                       Conseco Variable Insurance Company

        Administrative Office: 11815 North Pennsylvania Street o Carmel,
                            IN 46032 o (800) 824-2726
                                   May 1, 2002


    Individual Deferred Variable Annuity Contract--Flexible Purchase Payments


   The individual deferred variable annuity contract (the "Contract") described in this Prospectus is issued by Conseco Variable Insurance Company ("Conseco Variable"). The Contract provides twenty-five investment options and provides for the payment of annuity and other benefits at a future date. The Contract is sold only to individuals who wish to accumulate assets by engaging in strategic asset allocation, tactical asset allocation or sector rotating investing with the assistance of a professional money manager. The investment options, which are provided through Rydex Advisor Variable Annuity Account (a separate account of Conseco Variable), are separate investment funds ("Funds") of Rydex Variable Trust. Prior to May 1, 2001 Conseco Advisor Variable Annuity Account was known as Rydex Advisor Variable Annuity Account. You can invest in the following Funds of Rydex Variable Trust:

BENCHMARK FUNDS

o  Arktos (inverse (opposite) of the
   performance of the NASDAQ 100 Index)
o  Large Cap Europe
o  Large Cap Japan
o  Nova (150% of the daily basis of the S&P 500 Index)
o  OTC (100% of the performance of the NASDAQ 100 Index)
o  U.S. Government Bond
o  Ursa (seeks results that inversely correlate to S&P 500 Index) SECTOR FUNDS
o  Banking
o  Basic Materials
o  Biotechnology
o  Consumer Products
o  Electronics
o  Energy
o  Energy Services
o  Financial Services
o  Health Care
o  Internet
o  Leisure
o  Precious Metals
o  Retailing
o  Technology
o  Telecommunications
o  Transportation
o  Utilities

MONEY MARKET FUND

o  U.S. Government Money Market

   You can also invest in a Fixed Account of Conseco Variable.

   The Contract is not intended as a short-term investment vehicle. Early withdrawals of purchase payments from the Contract may be subject to a contingent deferred sales charge of up to 7%.

   Withdrawals by an owner before age 59 1/2 may be subject to a 10% additional income tax penalty.

THE CONTRACTS:

o  ARE NOT BANK DEPOSITS
o  ARE NOT FEDERALLY INSURED
o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

--------------------------------------------------------------------------------

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================


   This Prospectus contains information that you should know before investing. It should be read and retained for future reference. Additional information is contained in a Statement of Additional Information, dated May 1, 2002, which has been filed with the Securities and Exchange Commission and is legally a part of this prospectus. The Securities and Exchange Commission has a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the Securities and Exchange Commission.

   INQUIRIES: If you would like the Statement of Additional Information at no charge or would like more information about the Contract, please write to Conseco Equity Sales, Inc., 11815 North Pennsylvania Street, Carmel, Indiana 46032, or call (800) _____. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

CONSECO VARIABLE INSURANCE COMPANY
Conseco Advisor Variable Annuity Account

================================================================================

TABLE OF CONTENTS


                                                                            PAGE
DEFINITIONS....................................................................4
TABLE OF FEES AND EXPENSES.....................................................5
PERFORMANCE INFORMATION........................................................8
CONSECO VARIABLE INSURANCE COMPANY.............................................8
THE SEPARATE ACCOUNT...........................................................8
THE CONTRACT..................................................................10
   Financial Advisor/Strategic or Tactical Asset Allocation Services..........10
   Contract Changes...........................................................10
   Substitution of Funds......................................................10
   Purchase Payments..........................................................10
   Free Look..................................................................11
   Accumulation Units.........................................................11
   Transfers..................................................................11
   Withdrawals................................................................12
      Withdrawals to Pay Financial Advisor's Fees.............................12
      Suspension of Payment or Transfers......................................12
      Systematic Withdrawal Plan..............................................12
PAYMENT ON DEATH..............................................................13
ANNUITY PROVISIONS............................................................13
FEES AND CHARGES..............................................................14
   Contract Administration Fee................................................14
   Mortality and Expense Risk Charge..........................................14
   Withdrawal Charge..........................................................14
   Premium Taxes..............................................................15
   Income Taxes...............................................................16
   Fund Expenses..............................................................16
THE FIXED ACCOUNT.............................................................16
BENEFICIARY...................................................................16
OWNERSHIP.....................................................................16
FEDERAL INCOME TAX CONSIDERATIONS.............................................16
   Annuity Contracts in General...............................................16
   Qualified and Non-Qualified Contracts......................................17
   Withdrawals--Non-Qualified Contracts.......................................17
   Withdrawals--Qualified Contracts...........................................17
   Withdrawals--Tax-Sheltered Annuities.......................................18
   Taxation of Death Benefits.................................................18
   Diversification............................................................18
   Investor Control...........................................................18
INTERNAL APPEALS PROCEDURES...................................................18
APPENDIX A--ACCUMULATION UNIT VALUES..........................................20
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......................23

================================================================================

DEFINITIONS

   ACCUMULATION UNIT: A unit of measure used to compute your interest in a Subaccount of the Separate Account prior to the Annuity Date.

   ANNUITY DATE: The date on which annuity payments begin.

   CONTRACT: The individual deferred variable annuity offered by and described in this Prospectus.

   CONTRACT OWNER: The person specified in the Contract as the owner of the Contract and entitled to exercise ownership rights under the Contract.

   CONTRACT VALUE: The current value of all interests held under the Contract in Subaccounts of the Separate Account and the Fixed Account.

   FINANCIAL ADVISOR: A person who is registered as an Investment Adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended, or who qualifies for exclusion from such registration, and who provides strategic, asset allocation, tactical asset allocation or sector rotating services to you and who is not prevented from providing such services by any federal or state regulatory action.

   FIXED ACCOUNT: An account maintained by Conseco Variable as part of its general asset account. Amounts allocated and transferred to the Fixed Account are held and accumulated on a fixed basis.

   FUND: An investment portfolio of Rydex Variable Trust.

   SEPARATE ACCOUNT: Conseco Advisor Variable Annuity Account, a separate account of Conseco Variable Insurance Company.

   SUBACCOUNT: A segment within the Separate Account which invests in a Fund of Rydex Variable Trust.

   TRUST: Rydex Variable Trust.

   YOU: A reference to "you" means the Contract Owner or prospective Contract Owner.

   WE OR US: A reference to "we" or "us" means Conseco Variable Insurance
Company.

CONSECO VARIABLE INSURANCE COMPANY
Conseco Advisor Variable Annuity Account
================================================================================

TABLE OF FEES AND EXPENSES
--------------------------------------------------------------------------------


CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchase Payments......................................     None

Withdrawal Charge (percent of purchase payments withdrawn)...................       7%*

Exchange Fee.................................................................     None

ANNUAL CONTRACT FEE..........................................................     None

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of Subaccount values)
    Mortality and Expense Risk Charge........................................    1.25%
    Contract Administration Fee..............................................    0.15%
                                                                                 -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                           1.40%

================================================================================
   * A withdrawal charge may be applied if you withdraw money from the Contract or, if the Contract has been in effect for less than five years, and money in the Contract is applied to provide annuity payments for less than five years. The charge on a withdrawal of a purchase payment declines to zero over a seven-year period commencing on the date we received the purchase payment. See "Fees and Charges" in this Prospectus for additional information, including information on free withdrawals.

RYDEX VARIABLE TRUST ANNUAL EXPENSES
(as a percent of average net assets)

Annual Underlying Fund Expenses (as a percentage of each Underlying Fund's average daily net assets)


                                                                                   OTHER       TOTAL FUND
                                                              ADVISORY FEE       EXPENSES       EXPENSES
----------------------------------------------------------------------------------------------------------
Rydex Arktos.............................................
Rydex Banking............................................
Rydex Basic Materials....................................
Rydex Biotechnology......................................
Rydex Consumer Products..................................
Rydex Electronics........................................
Rydex Energy.............................................
Rydex Energy Services....................................
Rydex Financial Services.................................
Rydex Health Care........................................
Rydex Internet...........................................
Rydex Large Cap Europe...................................
Rydex Large Cap Japan....................................
Rydex Leisure............................................
Rydex Nova...............................................
Rydex OTC................................................
Rydex Precious Metals....................................
Rydex Retailing..........................................
Rydex Technology.........................................
Rydex Telecommunications.................................
Rydex Transportation.....................................
Rydex U.S. Government Money Market.......................
Rydex U.S. Government Bond...............................
Rydex Ursa...............................................
Rydex Utilities..........................................

* Other expenses are estimates.

================================================================================


EXAMPLES:

   The following examples illustrate the cumulative dollar amount of expenses that would be incurred on each $1,000 invested. If you surrender your Contract at the end of the applicable period, or if your Contract has been in effect for less than five years, and you elect to receive annuity payments (or the annuity payments you have elected are not for life or for a period of at least five years), you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.


                                                                          1 YEAR       3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------------
Rydex Arktos..................................................
Rydex Banking.................................................
Rydex Basic Materials.........................................
Rydex Biotechnology...........................................
Rydex Consumer Products.......................................
Rydex Electronics.............................................
Rydex Energy..................................................
Rydex Energy Services.........................................
Rydex Financial Services......................................
Rydex Health Care.............................................
Rydex Internet................................................
Rydex Large Cap Europe........................................
Rydex Large Cap Japan.........................................
Rydex Leisure.................................................
Rydex Nova....................................................
Rydex OTC.....................................................
Rydex Precious Metals.........................................
Rydex Retailing...............................................
Rydex Technology..............................................
Rydex Telecommunications......................................
Rydex Transportation..........................................
Rydex U.S. Government Money Market............................
Rydex U.S. Government Bond....................................
Rydex Ursa....................................................
Rydex Utilities...............................................

CONSECO VARIABLE INSURANCE COMPANY
Conseco Advisor Variable Annuity Account
================================================================================


   If you do not surrender your Contract at the end of the applicable period, or if your Contract has been in effect for at least five years and you elect to receive annuity payments for life or for a period of at least five years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.


                                                                          1 YEAR       3 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------
Rydex Arktos..................................................
Rydex Banking.................................................
Rydex Basic Materials.........................................
Rydex Biotechnology...........................................
Rydex Consumer Products.......................................
Rydex Electronics.............................................
Rydex Energy..................................................
Rydex Energy Services.........................................
Rydex Financial Services......................................
Rydex Health Care.............................................
Rydex Internet................................................
Rydex Large Cap Europe........................................
Rydex Large Cap Japan.........................................
Rydex Leisure.................................................
Rydex Nova....................................................
Rydex OTC.....................................................
Rydex Precious Metals.........................................
Rydex Retailing...............................................
Rydex Technology..............................................
Rydex Telecommunications......................................
Rydex Transportation..........................................
Rydex U.S. Government Money Market............................
Rydex U.S. Government Bond....................................
Rydex Ursa....................................................
Rydex Utilities...............................................

o The purpose of the above examples is to assist you in understanding the costs and expenses that you will bear directly or indirectly.

o The table reflects expenses of the Separate Account as well as the Trust. The examples should not be considered a representation of future expenses and charges. Actual expenses may be more or less than those shown.

o The assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance of the Subaccounts of the Separate Account.

EXAMPLES:

o Neither the tables nor the examples reflect any state premium taxes that may be applicable to variable annuity contracts. Premium taxes currently range from 0% to 3.5%. The table and the examples do not include any fees that you pay your Financial Advisor for assisting in strategic or tactical asset allocation services or any transfers made within the variable annuity contracts.

   Additional information on fees and expenses may be found under "Fees and Charges" in this Prospectus and under "Management of the Fund" in the Statement of Additional Information of the Trust.

   There is an Accumulation Unit Value History contained in Appendix A.

================================================================================

PERFORMANCE INFORMATION

   In advertisements, we may provide information on total return performance and on annual changes in Accumulation Unit values. Information on total return performance will include average annual rates of total return for one, five and ten year periods of continuous operation, or lesser periods depending on the date of commencement of continuous operation of the underlying Fund.

   Total return figures will show the average annual rates of increase or decrease in investments in the Subaccounts, assuming a $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable charges. We may also show total return figures, assuming no withdrawals from the Contract. Total return figures which assume no withdrawal at the end of the period will reflect all recurring charges, but will not reflect the withdrawal charge (if applicable, the withdrawal charge would reduce the amount that may be withdrawn under the Contracts).

   In addition, we may show cumulative total return for selected periods, assuming no withdrawal at the end of the period.

   We may also include yield and effective yield on investments in the U.S. Government Money Market Fund.

   Future performance will vary. The results shown will not necessarily be representative of future results.

CONSECO VARIABLE INSURANCE COMPANY

   Conseco Variable Insurance Company was originally organized in 1937. Prior to October 7, 1998, Conseco Variable Insurance Company was known as Great American Reserve Insurance Company. Conseco Variable is principally engaged in the life insurance and annuity business in 49 states and the District of Columbia. Conseco Variable is a stock company organized under the laws of the state of Texas and is an indirect wholly-owned subsidiary of Conseco, Inc. Conseco, Inc. is a publicly held financial services holding company that provides insurance, investment and lending products. through its subsidiaries and a nationwide network of insurance agents and finance dealers.

   All inquiries regarding the Separate Account, the Contracts, or any related matter should be directed to our administrative office at: 11815 North Pennsylvania Street, Carmel, Indiana, 46032, (800) 824-2726.

   The principal underwriter of the Contract (under federal securities laws) is Conseco Equity Sales, Inc., 11815 North Pennsylvania Street, Carmel, Indiana 46032. Prior to November 2, 1998, Rydex Global Advisors was the principal underwriter of the Contract.

THE SEPARATE ACCOUNT

   We established the Separate Account under Texas insurance law on April 15, 1996 for the purpose of segregating separate portfolios of investments for the Contracts. Income, gains and losses, realized or unrealized, of the Separate Account are credited to or charged against the Separate Account without regard to any of our other income, gains or losses. Assets equal to the reserves and other Contract liabilities with respect to the Separate Account are not chargeable with liabilities arising out of any of our other business activities. We are obligated to pay all benefits and make all payments under the Contracts.

   The Separate Account was registered with the U.S. Securities and Exchange Commission (the "SEC") as a management investment company on May 2, 1996. It was divided into seven different Subaccounts--the Nova Subaccount, Ursa Subaccount, OTC Subaccount, Precious Metals Subaccount, U.S. Government Bond Subaccount, Juno Subaccount and Money Market Subaccount, each with its own investment objective and investment policies. As a registered management investment company, the Separate Account and its Subaccounts invested directly in securities in accordance with their investment objectives and policies.

   On November 2, 1998, registration of the Separate Account was changed to a unit investment trust and the investment portfolios of the Subaccounts were transferred to newly established Funds of Rydex Variable Trust--the Nova Fund, Ursa Fund, OTC Fund, Precious Metals Fund, U.S. Government Bond Fund, Juno Fund and U.S. Government Money Market Fund. In exchange for the investment portfolio of each Subaccount, the Trust issued a separate series of shares of common stock to the Subaccount, representing shares of the Fund corresponding to the Subaccount, and assumed the liabilities of the Subaccount other than liabilities for Contract insurance charges.

   As a Contract Owner participating in a Subaccount of the Separate Account, you may instruct us as to the voting of the shares of the Fund held in the Subaccount. The number of shares of a Fund for which voting instructions may be given is determined by dividing the Contract

CONSECO VARIABLE INSURANCE COMPANY
Conseco Advisor Variable Annuity Account
================================================================================

Owner's interest in the applicable Subaccount by the net asset value of the Fund share. Should the governing law, or interpretations thereof, change so as to permit us to vote shares of the Funds in our own right, we may elect to do so. Further, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with federal law or interpretations thereof.

   Shares of the portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Conseco Variable. Certain portfolios may also be sold directly to qualified plans. Conseco Variable believes that offering their shares in this manner will not be disadvantageous to you.

   Conseco Variable may enter into certain arrangements under which it is reimbursed by the advisor and/or distributor of Rydex Variable Trust for the administrative services which it provides to the portfolios.

   The investment objectives and policies of certain of the portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the investment portfolios have the same investment advisers.

   A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

   You should read the prospectus for the Trust carefully. A copy of the Trust prospectus is attached to this prospectus. Certain portfolios contained in the Trust prospectus may not be available with your contract. There can be no assurance that the investment objectives of the various portfolios will be achieved. The Trust prospectus contains more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:

BENCHMARK FUNDS
o  Arktos (inverse (opposite) of the performance of the NASDAQ 100 Index)
o  Large Cap Europe
o  Large Cap Japan
o  Nova (150% of the daily basis of the S&P 500 Index)
o  OTC (100% of the performance of the NASDAQ 100 Index)
o  U.S. Government Bond
o  Ursa (seeks results that inversely correlate to S&P 500 Index)

SECTOR FUNDS
o  Banking
o  Basic Materials
o  Biotechnology
o  Consumer Products
o  Electronics
o  Energy
o  Energy Services
o  Financial Services
o  Health Care
o  Internet
o  Leisure
o  Precious Metals
o  Retailing
o  Technology
o  Telecommunications
o  Transportation
o  Utilities

MONEY MARKET FUND
o  U.S. Government Money Market

   The Trust prospectus, that follows this prospectus, provides an investment risk/return summary and other information about the Funds and the Trust. YOU SHOULD READ THE TRUST PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

THE CONTRACT

FINANCIAL ADVISOR/STRATEGIC OR TACTICAL ASSET ALLOCATION SERVICES

   The Contract is sold only to individuals who have retained a Financial Advisor to provide strategic asset allocation, tactical asset allocation, or sector rotating services under their Contract. You are responsible for selecting, supervising, and paying any compensation to your Financial Advisor. You must execute a limited power of attorney authorizing your Financial Advisor to give allocation and transfer directions to us and/or our designee. The limited power of attorney also provides that you will indemnify and hold Rydex Fund Services and its affiliates and Conseco Variable, their directors, officers, and employees harmless from all liabilities and costs, including attorney fees and expenses, which they may incur by relying upon the instructions of the Financial Advisor or upon the limited power of attorney. You may make withdrawals from or surrender your Contract at any time. HOWEVER, ONLY YOUR FINANCIAL ADVISOR MAY GIVE US DIRECTIONS TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE SUBACCOUNTS OR TO THE FIXED ACCOUNT.

   We do not recommend, select or supervise your Financial Advisor. We do not make recommendations on strategic or tactical asset allocations or transfers. We are not responsible for advice provided by your Financial Advisor.

   If you enter into an advisory agreement with your Financial Advisor to have the Financial Advisor's fee paid out of your Contract Value, you should consider the tax consequences of withdrawing funds from the Contract to pay the fee. See "Withdrawals--Withdrawals To Pay Financial Advisor's Fees" and "Federal Income Tax Considerations" in this Prospectus.

   To change your Financial Advisor without interrupting allocations and transfers among Subaccounts, you must:

   (1) notify us in writing of the name of your new Financial Advisor, and

   (2) provide us with a power of attorney authorizing your new Financial Advisor to give us asset allocation directions.

   If we receive notification that:

    o your Financial Advisor is no longer authorized by you to give strategic or tactical asset allocation directions on your behalf, or

    o your Financial Advisor has resigned or has died, or

    o your Financial Advisor is otherwise not able to act on your behalf we will transfer amounts credited under your Contract to Subaccounts of the Separate Account to the U.S. Government Money Market Subaccount. We will notify you of the transfer and the information we received. You may transfer amounts from the U.S. Government Money Market Subaccount to the Fixed Account without a Financial Advisor (subject to time restrictions on transferring amounts out of the Fixed Account). Until such time as we receive written notification of the name of your new Financial Advisor and we receive a power of attorney authorizing your new Financial Advisor to give us investment instructions, your investment options are limited to the U.S. Government Money Market Subaccount and the Fixed Account. When we receive written notification of your new Financial Advisor and the power of attorney, allocations and transfers among the investment options may resume. You may also surrender your Contract. Withdrawals may be made from the Contract Value subject to any applicable withdrawal fee.

   The strategic asset allocation, tactical asset allocation or sector rotating contemplated in the contract may be characterized as aggressive investing. there can be no assurance that any Financial Advisor will predict market moves successfully. in selecting your Financial Advisor, you should carefully consider his or her education, experience and reputation.

CONTRACT CHANGES

   The Contract may be amended at any time to conform to applicable laws or governmental regulations.

SUBSTITUTION OF FUNDS

   If, in our judgment, investment in any of the Funds becomes inappropriate to the purposes of the Contract, we may substitute another fund for existing and future funds. We will obtain prior approval of the Securities and Exchange Commission and any governing state insurance department before we do so. In addition, we may, in our discretion, no longer make available any of the Subaccounts and may offer additional Subaccounts of the Separate Account.

PURCHASE PAYMENTS

   To purchase a Contract, your completed application and all required documentation, together with a check for the first purchase payment, must be forwarded to our

10

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CONSECO VARIABLE INSURANCE COMPANY
Conseco Advisor Variable Annuity Account
================================================================================

administrative office. Once we receive your purchase payment and all necessary information, we will issue a Contract to you and allocate your first purchase payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we obtain all of the necessary information.


   If your application and all requirement documentation are in good order and we have received your first purchase payment at our administrative office, we will issue your Contract on the Contract Date. Within 2 business days, we will allocate your first purchase payment(s) to the Rydex U.S. Government Money Market Subaccount ("Money Market Subaccount") and/or the Fixed Account. If you add any more money to the Contract, we will place those purchase payments first in the Money Market Subaccount and/or the Fixed Account. While held in the Fixed Account, your purchase payment(s) will be credited with interest at the current fixed account rates. While held in the Money Market Subaccount, your purchase payment(s) will be credited with gains and losses of that Subaccount.


   Fourteen (14) days after the Contract Date, you may (through your Financial Advisor) transfer any money in the Money Market Subaccount and the Fixed Account to any Subaccounts and the Fixed Account.

   If you add more money to your Contract by making additional purchase payments, we will credit these amounts to your Contract as of the business day they are received. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time.

   We reserve the right to reject any application or purchase payment. All subsequent purchase payments are sent directly to our administrative office.

   The minimum initial purchase payment is $25,000 and the minimum for each subsequent purchase payment is $1,000. We will accept total purchase payments under your Contract of up to $2,000,000. Payments to us in excess of $2,000,000 require our prior approval. The maximum amount of total purchase payments for which our prior approval is required may vary in certain states.

FREE LOOK

If you change your mind about owning the Contract, you may cancel the Contract by returning it to us within 10 days of receiving it (or within a longer period as provided under applicable state law). If you exercise this right, we will refund either the Contract Value or all of your purchase payments, as required under applicable state law.

ACCUMULATION UNITS

   Purchase payments and amounts allocated and transferred to a Subaccount are credited to the Contract in the form of Accumulation Units. We determine the number of Accumulation Units by dividing the purchase payment or transfer amount by the value of the Accumulation Unit for the valuation period in which the purchase payment or transfer amount is received at our administrative office or, in the case of the initial purchase payment, is accepted by us. The number of Accumulation Units will not change as a result of the investment experience of the Subaccounts.

   Accumulation Units are used to account for all amounts allocated to or withdrawn from a Subaccount as a result of purchase payments, withdrawals, transfers and charges.

   For each Subaccount of the Separate Account the value of an Accumulation Unit was set at $10 when the Subaccount was established. The value of an Accumulation Unit may increase or decrease from one valuation period to the next. We calculate the value of an Accumulation Unit for each Subaccount after the New York Stock Exchange closes each day. A valuation period is the interval from one valuation day of a Subaccount to the next valuation day, measured from the time each day the Subaccount is valued.

   The value of an Accumulation Unit for a valuation period, is determined by dividing the current market value of the assets of the Subaccount less any liabilities, by the total number of Accumulation Units of the Subaccount.

   The following all affect Accumulation Unit values:

     o the investment experience of the shares of the Fund held in the Subaccount,

     o expenses of the Subaccount, and the Fund, and

     o the deduction of fees and charges at the Subaccount and Fund levels.

TRANSFERS

   Only your Financial Advisor may make transfers among the Subaccounts at any time prior to the Annuity Date. Transfer requests may be made by telephonic or other electronic instruction satisfactory to us. By authorizing your Financial Advisor to give transfer instructions by telephone or other electronic medium, you agree that we will not be liable for any losses you may suffer from any fraudulent or unauthorized transfer instruction. We or our designee will employ reasonable procedures to confirm

                                                                              11

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that transfer instructions are genuine, such as requiring some form of personal identification. We may discontinue or change the right to make telephonic and other electronic transfers at any time.

   The minimum amount which can be transferred is $500 from any Subaccount or your entire interest in the Subaccount, if less. We do not charge you for transfers.

WITHDRAWALS

   Prior to the Annuity Date, you may withdraw all or part of your Contract Value. Withdrawals will be based on values for the valuation period in which we receive a proper written request for withdrawal (and the Contract, if required) at our administrative office.

   The withdrawal will be based on the Accumulation Unit value next determined after receipt on that date. We will normally make payments within seven days of receipt of the written request and the Contract, if required.

   A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

   Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Withdrawal Charge" and "Federal Income Tax Considerations" in this Prospectus.

   The following applies to withdrawals:

     o The minimum amount you can withdraw is $500.

     o The remaining Contract Value after a withdrawal must be at least $10,000 ($3,500 for Contracts held under a tax-qualified retirement arrangement).

     o If a partial withdrawal, plus any withdrawal charge, would reduce the value of your Contract to less than $10,000 ($3,500 for tax-qualified Contracts), Conseco Variable reserves the right to treat the partial withdrawal as a total withdrawal of your Contract Value. We reserve the right to increase or decrease such minimums.

     o If you request a partial withdrawal, you must specify in writing the Subaccount(s) and/or Fixed Account from which funds are to be withdrawn.

WITHDRAWALS TO PAY FINANCIAL ADVISOR'S FEES

   Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from your Contract Value to pay for the services of your Financial Advisor. If your Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. If you are under age 59 1/2, the withdrawal may also be subject to a 10% tax penalty. If your Contract is tax-qualified, the withdrawal for the payment of fees will not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of Financial Advisor fees from your Contract.

SUSPENSION OF PAYMENT OR TRANSFERS

   Conseco Variable may be required to suspend or postpone payments for withdrawal or transfers for any period when:

     1. the New York Stock Exchange, the Chicago Board of Trade or the Chicago Mercantile Exchange, as appropriate, is closed (other than customary weekend and holiday closings);

     2. trading on the New York Stock Exchange, the Chicago Board of Trade or the Chicago Mercantile Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the net asset value of the shares of the Funds;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

SYSTEMATIC WITHDRAWAL PLAN

   We administer a systematic withdrawal plan which enables you to arrange for pre-authorized systematic withdrawals. To take advantage of the plan, you enter into an agreement with us to withdraw a level dollar amount from specified Subaccounts on a periodic basis. If you do a reallocation and do not specify subaccounts, all systematic withdrawals will be withdrawn from your Fixed Account and Subaccounts on a pro-rata basis. The plan is available only with respect to amounts which are free of any withdrawal charge. See "Fees and Charges" in this Prospectus for information on amounts that may be withdrawn from the Contract free of any withdrawal charge.

   If you make an additional withdrawal which is not part of the systematic withdrawal plan, the plan will terminate automatically and may be reinstated only on or after making a written request to us.

12
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CONSECO VARIABLE INSURANCE COMPANY
Conseco Advisor Variable Annuity Account
================================================================================

   Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

PAYMENT ON DEATH

   If you or your spouse, as joint Contract Owner, dies prior to the Annuity Date, we will pay the death benefit to the beneficiary. Upon the death of a joint Contract Owner, the surviving joint Contract Owner will become the primary beneficiary.

   The death benefit is the greater of the Contract Value or purchase payments made under the Contract less any applicable withdrawals and charges, on the date proof of death is received at our administrative office (subject to state regulations which vary from state to state).

   When we receive notification of a Contract Owner's death, the amounts held in Subaccounts under your Contract will be transferred to the U.S. Government Money Market Subaccount.

   Payment will be in a lump sum unless an annuity option is chosen. A beneficiary, other than the surviving spouse of the deceased Contract Owner, may choose only an annuity option which provides for full payout within five years of death, or within the life or life expectancy of the beneficiary. Payments must begin within one year of the Contract Owner's death if a life expectancy option is selected. If the surviving spouse of a deceased Contract Owner is the beneficiary, he or she may choose to continue the Contract in force at the then current Contract Value.

   If you or your spouse, as joint Contract Owner, who is not the Annuitant, dies on or after the Annuity Date, any remaining payments under the Annuity Option that was selected will continue at least as rapidly as under the pay-out plan in effect upon death. If you die on or after the Annuity Date, the beneficiary becomes the Contract Owner. Upon the death of a joint Contract Owner after the Annuity Date, the surviving joint Contract Owner will be treated as the primary beneficiary. Any other person designated on record as a beneficiary at the time of death will be treated as a contingent beneficiary.

   If you are a natural person and not the Annuitant and the Annuitant dies prior to the Annuity Date, the Contract will continue in force on the same terms and you will become the Annuitant, unless another person is designated by you. If the Contract Owner is a non-natural person (for example, a corporation) then the death of the Annuitant will be treated as the death of the Contract Owner and a new Annuitant may not be named.

   If the Annuitant dies on or after the Annuity Date, any remaining payments will be made as provided for in the annuity option selected. See "Annuity Provisions" in this Prospectus.

   Different rules apply to payments on death under tax-qualified Contracts.

ANNUITY PROVISIONS

ANNUITY OPTIONS AND ANNUITY PAYMENTS

   You may select any one of the following fixed annuity options or any other option satisfactory to you and Conseco Variable. You can change the annuity option with 30 days written notice to us prior to the Annuity Date. The Contract Value, less any applicable withdrawal charge, is applied to the Annuity Table in the Contract to determine the amount of each fixed annuity payment to be made under the annuity option selected.

   We do not deduct a withdrawal charge if the annuity payments begin at least 5 years after the effective date of the Contract and are paid under any life annuity option, or any annuity option with payments for a minimum of 5 years.

   Annuity payments will be made to the Annuitant unless you notify us otherwise in writing. The annuitant is the individual designated by the Contract Owner on whose continuation of life annuity payments may depend.

   FIRST OPTION--LIFE ANNUITY. An annuity payable monthly during the lifetime of the Annuitant and ceasing with the last monthly payment due prior to the death of the Annuitant. This option offers a greater level of monthly payments than the second option, since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one annuity payment if the Annuitant died prior to the due date of the second annuity payment. This option is generally not available for Contract Owners who apply their Contract Value to an annuity option over the age of 85.

   SECOND OPTION--LIFE ANNUITY WITH GUARANTEED PERIODS. An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, payments have been made for less than 5, 10, or 20 years (you choose before payments begin), annuity payments will be continued during the remainder of such period to the beneficiary. If no beneficiary is designated, we will pay in a lump sum to the Annuitant's estate the present value, as of the date of death, of the number of guaranteed annuity payments


                                                                              13

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remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this Second Option provides a specified minimum number of annuity payments, this option results in somewhat lower payments per month than the First Option.

   THIRD OPTION--INSTALLMENT REFUND LIFE ANNUITY. Payments are made for the installment refund period, which is the time required for the sum of the payments to equal the amount applied, and thereafter for the life of the payee.

   FOURTH OPTION--PAYMENTS IN A FIXED PERIOD. Payments are made for the number of years selected, which may be from 3 through 20. If the Annuitant dies before the specified number of monthly payments are made, we will pay the remaining payments to the designated beneficiary in a lump sum payment.

   FIFTH OPTION--JOINT AND SURVIVOR ANNUITY. We will make monthly payments during the joint lifetime of the Annuitant and a joint Annuitant. Payments will continue during the lifetime of the surviving Annuitant and will be computed on the basis of 100%, 50%, or 66 2/3% of the annuity payment (or limits) in effect during their joint lifetime.

   Annuity payments will be made monthly. However, if any payment would be or become less than $50, we may change the frequency so that payments are at least $50 each. If the net Contract Value to be applied at the Annuity Date is less than $10,000 ($3,500 for a Contract held under tax-qualified retirement arrangements), we reserve the right to pay such amount in a lump sum.

   We may require proof of age, sex, or survival of any person upon whose continuation of life annuity payments depend.

ANNUITY DATE

   You select the Annuity Date in the application for the Contract. You may change the Annuity Date by notifying us in writing of a new Annuity Date at least 30 days prior to the current Annuity Date. The Annuity Date may not be later than the first Contract year after the Annuitant's 90th birthday or the maximum date permitted under applicable state law. If the Contract Owner is 85 or older on the date of issue, the Annuity Date may not be later than the fifth Contract year. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

   For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a contract held as an IRA, the Annuity Date may not be later than April 1 of the year after the year in which the Annuitant attains age 70 1/2.


FEES AND CHARGES

   CONTRACT ADMINISTRATION FEE. We deduct a contract administration fee from the Separate Account for services rendered in administering the Contract. Contract administration includes preparing and issuing Contracts, communicating with Contract Owners, maintaining Contract records and preparing and distributing Contract Owner reports and statements. The fee is equal to an effective annual rate of 0.15% of the daily net assets of each Subaccount of the Separate Account. We may not increase the fee over the duration of the Contract.

   MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk charge from the Separate Account. Mortality risk refers to risks Conseco Variable assumes in the obligation to make annuity payments over the life time of Annuitants and the obligation to pay minimum death benefits in the future in a declining securities market and Contract Value. Expense risk refers to the risk Conseco Variable assumes in the obligation not to increase administration charges over the life of the Contract even though future expenses may increase. The mortality and expense risk charge is equal to an annual rate of 1.25% of the daily net assets of each Subaccount.

   WITHDRAWAL CHARGE. The withdrawal charge, when applicable, permits us to recover a portion of our expenses relating to the sale of the Contract. Sales expenses which are not covered by the withdrawal charge are paid from surplus in our general account, which may include revenues from our mortality and expense risk charge. We may assess a withdrawal charge against the purchase payments when you withdraw the payments.

   We may also assess a withdrawal charge if the Contract has been in effect less than five years and payments are used to provide annuity payments for less than five years.

   Subject to certain state variations, the withdrawal charge will be a specified percentage of the sum of the purchase payments paid within seven years prior to the date of withdrawal, adjusted for any prior withdrawals. There is no charge on withdrawals of:

   (a) purchase payments that have been in the Contract more than seven complete Contract years, or

   (b) free withdrawal amounts described below.


14

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CONSECO VARIABLE INSURANCE COMPANY
Conseco Advisor Variable Annuity Account
================================================================================

   The length of time from receipt of a purchase payment to the time of withdrawal determines the withdrawal charge.

   For the purpose of calculating the withdrawal charge, withdrawals will be deemed made first from purchase payments on a first-in, first-out basis and then from any gain. The withdrawal charge applies to withdrawals from both the Separate Account and Fixed Account.

   We will not assess a withdrawal charge:

   o in the event of the death of the Contract Owner (subject to certain state variations), or

   o if payments are made under an annuity option under the Contract that begins at least five years after the effective date of the Contract and is paid under any life annuity option, or any option with payments for a minimum of five years.

   The withdrawal charge, if applicable, equals:

YEARS SINCE
RECEIPT OF PAYMENT                          WITHDRAWAL CHARGE
--------------------------------------------------------------------------------
First Year.......................                   7%
Second Year......................                   7%
Third Year.......................                   6%
Fourth Year......................                   5%
Fifth Year.......................                   4%
Sixth Year.......................                   3%
Seventh Year.....................                   2%
Eighth Year and more.............                   0%

   In addition, in certain states the following circumstances further limit or reduce withdrawal charges:

    o for issue ages up to 56, there is no withdrawal charge made after you attain age 67 and later;

    o for issue ages 57 and later, any otherwise applicable withdrawal charge will be multiplied by a factor ranging from 0.9 to 10 for Contract years one through 10. You may make one free withdrawal per Contract year from Contract Value of an amount up to 10% of the Contract Value (as determined on the date we receive your withdrawal request). In the case of a Contract owned by a charitable remainder unitrust or charitable remainder annuity trust (both a "charitable remainder trust") within the meaning of the Internal Revenue Code (the "Code"), the free withdrawal amount is the greater of 10% of the Contract Value or the Contract Value in excess of the total purchase payments made and not withdrawn at the time of the withdrawal. If you make additional withdrawals in excess of that amount in any year during the period when the withdrawal charge is applicable, we will deduct the withdrawal charge.

   Any withdrawals you authorize to pay compensation to your Financial Advisor are treated as free withdrawals. Such free withdrawals are in addition to the 10% free withdrawal you may make each Contract year. There may, however, be certain adverse tax consequences. See "Withdrawals" and "Federal Income Tax Considerations" in this Prospectus.

   With respect to any Contract which is owned by a charitable remainder trust, we may, in our discretion, permit an additional free withdrawal necessary to fund required distributions by the charitable remainder trust in any Contract year. In order for a charitable remainder trust to qualify for such an increase, the trustee or trustees of the charitable remainder trust will be required to certify:

   (i) that such trust is a bona fide "charitable remainder unitrust" or a "charitable remainder annuity trust" within the meaning of the Code, and that all amounts proposed to be withdrawn will be used to make distributions required under the Code for the year in which such amounts are withdrawn or for a prior year;

   (ii) that the required distribution exceeds the one free withdrawal of 10% of the Contract Value which is permitted without a withdrawal charge; and

   (iii) that the funds necessary to make the required distribution could not otherwise be made available without hardship to the trust or its beneficiaries.

   We also reserve the right to reduce the withdrawal charge under certain circumstances when sales of Contracts are made to a trustee, employer, or similar party pursuant to a retirement plan or similar arrangement for sales of Contracts to a group of individuals if the program results in a savings of sales expenses. The amount of reduction will depend on such factors as the size of the group, the total amount of purchase payments, and other factors that might tend to reduce expenses incurred in connection with such sales. This reduction will not be unfairly discriminatory to any Contract Owner.

   PREMIUM TAXES. Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the Contract for them. These taxes are due either when the Contract is issued or when annuity payments begin. It is Conseco Variable's current practice to deduct these taxes when either annuity payments begin or upon partial or full surrender of the Contract. Conseco Variable may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.
                                                                              15
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   INCOME TAXES. We will deduct amounts from the Contract for any income taxes which it incurs because of the Contract. At the present time, we incur no such taxes and make no such deductions.

   FUND EXPENSES. See the accompanying Trust Prospectus for more information about fees and expenses incurred by the Funds.

THE FIXED ACCOUNT

   In addition to the investment options in the Separate Account, the Contract provides for a Fixed Account, where amounts held under the Contract may accumulate at a guaranteed interest rate and become part of our general account. We guarantee that we will credit daily interest of at least 3% on an annual basis, compounded annually. We may credit interest at higher rates from time to time in our discretion. Gains or losses on amounts allocated or transferred to Subaccounts of the Separate Account and charges against assets held in the Separate Account, have no effect on the Fixed Account. The Fixed Account is subject to certain transfer restrictions (e.g., in any six-month period, a maximum of 20% of the Fixed Account Value may be transferred.

   Interests in the Fixed Account are not registered under the Securities Act of 1933. Our general account is not registered as an investment company under the 1940 Act. Our general account and any interests held in the general account are therefore not subject to the provisions of these acts. This prospectus generally discusses only the variable portion of the Contract. We understand that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.



BENEFICIARY

   The beneficiary and any contingent beneficiary are named in the application for the Contract. However, unless the beneficiary has been irrevocably designated, you may change the beneficiary by written notification to our administrative office. The change will be effective as of the date signed, unless we have acted in reliance on your designation of the prior beneficiary. The estate or heirs of a beneficiary who died before payment under the Contract becomes due have no rights under the Contract. If no beneficiary survives when payment under the Contract becomes due, payment will be made to the Contract Owner's estate.

OWNERSHIP

   As Contract Owner, you are entitled to all rights under the Contract. Unless otherwise designated in the application for the Contract or by endorsement to the Contract, the Contract Owner is also the Annuitant. Spousal joint Contract Owners are allowed except in the case of a qualified Contract. Upon the death of a joint Contract Owner, the surviving Contract Owner will be the primary beneficiary. Any other beneficiary will be treated as a contingent beneficiary unless otherwise stated in writing. You cannot name a contingent owner of the Contract.

   You may transfer ownership of the Contract to another person, if permitted under applicable law, subject to certain conditions. A transfer of ownership must be in writing and the new Contract Owner must appoint a Financial Advisor and execute a power of attorney authorizing the Financial Advisor to give us allocation and transfer instructions. We must receive (at our administrative office) documentation for the foregoing before the transfer of ownership becomes effective. A transfer of ownership does not affect the legal validity of a designation of beneficiary.

   You may also pledge your Contract, if permitted by applicable law. A collateral assignment does not change Contract ownership. The rights of a collateral assignee have priority over the rights of a beneficiary.

   An assignment or transfer may have adverse tax consequences. You should consult a competent tax adviser before assigning or transferring your Contract.

FEDERAL INCOME TAX CONSIDERATIONS

   NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. AN ADDITIONAL DISCUSSION OF FEDERAL INCOME TAX CONSIDERATIONS IS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

   Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (the "Code") for annuities.

16
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CONSECO VARIABLE INSURANCE COMPANY
Conseco Advisor Variable Annuity Account
================================================================================

   Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax-deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract qualified or non-qualified (see following sections).

   You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

   When a non-qualified Contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

   A Contract purchased by an individual under a tax-qualified pension plan or employer sponsored program, or as an individual retirement annuity ("IRA"), is referred to as a tax-qualified Contract. Examples of qualified Contracts are IRAs and tax-sheltered annuities (sometimes referred to as 403(b) Contracts).

   A Contract which is not purchased under such a plan or program, or is not purchased as an IRA, is referred to as a non-qualified Contract.

   A qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified Contract.

WITHDRAWALS--NON-QUALIFIED CONTRACTS

   If you make a withdrawal from your Contract, the Code generally treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

   The Code also provides that any amount received under an annuity Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:


   (1) paid on or after you reach age 59 1/2;

   (2) paid after you die;
   (3) paid if you become totally disabled (as that term is defined in the Code);
   (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;
   (5) paid under an immediate annuity; or
   (6) which are allocable to purchase payments made prior to August 14, 1982.

WITHDRAWALS--QUALIFIED CONTRACTS

   If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

   The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:


   (1)  paid on or after you reach age 59 1/2;

   (2)  paid after you die;

   (3)  paid if you become totally disabled (as that term is defined in Code);

   (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the employee or joint lives or life expectancies of the employee and his or her beneficiaries;

   (5)  paid to you after you have attained age 55 and left your employment;

   (6)  paid for certain allowable medical expenses (as defined in the Code);

   (7)  paid pursuant to a qualified domestic relations order;

================================================================================

   (8)  paid on account of an IRS levy upon the qualified contract;

   (9)  paid from an IRA for medical insurance (as defined in the Code);

   (10) paid from an IRA for qualified higher education expenses; or

   (11) paid from an IRA up to $10,000 for qualified first time homebuyer expenses (as defined in the Code).

   The exceptions in (5) and (7) above do not apply to IRAs. However, the owner may make a non-taxable transfer to an ex-spouse under a property settlement or divorce decree. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

   We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS--TAX-SHELTERED ANNUITIES


  The Code limits the withdrawal of amounts attributable to purchase payments made pursuant to a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:


   (1) reaches age 59 1/2;

   (2) leaves his/her job;

   (3) dies;

   (4) becomes disabled (as that term is defined in the Code);

   (5) in the case of hardship; or

   (6) made pursuant to a qualified domestic relations order, if otherwise permissible.

TAXATION OF DEATH BENEFITS

   Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

   The death benefits available for use with a Qualified Contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit equal to the greater of purchase payments or account value. The contact offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


DIVERSIFICATION

   The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Funds are being managed so as to comply with such requirements.

INVESTOR CONTROL

   Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Conseco Variable would be considered the owner of the shares of the Funds. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law owners are permitted to select funds, to make transfers among the funds or the number and type of funds owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Funds.

   Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract as reasonably deemed necessary to maintain favorable tax treatment.

INTERNAL APPEALS PROCEDURES

   The following internal appeals procedures apply to any controversy relating to the Contract. These procedures are available to the owner, participant, beneficiary or assignee of a contract.

APPEALS OF FINAL DECISION

   o If you wish to appeal from a final decision regarding the contract, you must send us a written request within sixty (60) days of the date of our written notice of final decision;

CONSECO VARIABLE INSURANCE COMPANY
Conseco Advisor Variable Annuity Account
================================================================================

   o Your request should contain the reason for the appeal and any supporting evidence or documentation;

   o Within 45 days of receipt of your appeal request, we will inform you of the outcome of your appeal or whether additional information is requested;

   o If additional information is requested, we will inform you of the outcome of your appeal within 30 days after we receive the requested information.

   o If the requested information is provided, we will decide your appeal within 60 days of the request based on the information provided.

DISPUTE RESOLUTION PROCEDURES

   o You may attempt to resolve a dispute over a final decision through mediation and/or arbitration;

   o Proceedings will be conducted in accordance with the Insurance Dispute Resolution Program as administered by the American Arbitration Association;

   o If the dispute is submitted to arbitration, the arbitration award may be entered in a court of law.

   o   These procedures may not be available in your state.

================================================================================

APPENDIX A--ACCUMULATION UNIT VALUES

   The following table shows Accumulation Unit values and the number of Accumulation Units outstanding for the Subaccounts of the Separate Account investing in the funds of the Rydex Variable Trust for the periods indicated. The information is derived from the financial statements of the Separate Account.

   The Accumulation Unit values and numbers of Accumulation Units are the same as they would have been if the Separate Account had operated as a unit investment trust and had invested in shares of the Funds of the Trust for the periods shown, and the operations of the Funds had been as currently reported in the Trust's Prospectus and Statement of Additional Information.

   For the Ursa and U.S. Government Bond Subaccounts, there were periods during which no Accumulation Units were outstanding.

CONDENSED FINANCIAL INFORMATION

   The tables below provide per unit information about the financial history of each Subaccount.

   On May 1, 2001 the Rydex Variable Annuity Account changed its name to Conseco Variable Annuity Account.


                                                                 2001          2000         1999        1998         1997
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
ARKTOS SUBACCOUNT(c)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................     $11.682          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.     302,328          N/A          N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------
BANKING SUBACCOUNT(c)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $9.989          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      28,225          N/A          N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS SUBACCOUNT(c)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $9.593          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      39,395          N/A          N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY SUBACCOUNT(c)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $9.775          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.     106,864          N/A          N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS SUBACCOUNT(c)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................     $10.033          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      47,941          N/A          N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------
ELECTRONICS SUBACCOUNT(c)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $8.178          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      83,468          N/A          N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------
ENERGY SUBACCOUNT(c)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $8.361          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      37,294          N/A          N/A         N/A          N/A

CONSECO VARIABLE INSURANCE COMPANY
Conseco Advisor Variable Annuity Account
================================================================================

                                                                 2001          2000         1999        1998         1997
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES SUBACCOUNT(c)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $7.029          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      75,757          N/A          N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES SUBACCOUNT(c)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $9.470          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      30,699          N/A          N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SUBACCOUNT(c)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $9.438          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      52,811          N/A          N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------
INTERNET SUBACCOUNT(c)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $6.244          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      85,972          N/A          N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------
LARGE CAP EUROPE FUND SUBACCOUNT(c)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................     $11.099          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.       4,102          N/A          N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------
LEISURE SUBACCOUNT(c)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $7.167          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      44,523          N/A          N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------
NOVA SUBACCOUNT(a)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............     $15.135      $19.261      $15.846     $12.211      $10.000
Accumulation unit value at end of period..................     $11.405      $15.135      $19.261     $15.846      $12.211
Number of accumulation units outstanding at end of period.   1,684,289    2,682,458    1,500,001   1,845,343      855,862
----------------------------------------------------------------------------------------------------------------------------
OTC SUBACCOUNT(a)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............     $23.627      $38.765      $19.522     $10.654      $10.000
Accumulation unit value at end of period..................     $15.102      $23.627      $38.765     $19.522      $10.654
Number of accumulation units outstanding at end of period.   1,392,948    2,099,317    1,179,067   1,127,438      222,217
----------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS SUBACCOUNT(b)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $4.313       $5.511       $5.793      $7.015      $10.000
Accumulation unit value at end of period..................      $4.806       $4.313       $5.511      $5.793       $7.015
Number of accumulation units outstanding at end of period.      67,658      393,762    1,261,461     464,950       73,827
----------------------------------------------------------------------------------------------------------------------------
RETAILING SUBACCOUNT(c)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................     $10.164          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      31,460          N/A          N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY SUBACCOUNT(c)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $7.374          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      52,293          N/A          N/A         N/A          N/A

================================================================================

                                                                 2001          2000         1999        1998         1997
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS SUBACCOUNT(c)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $8.939          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      14,931          N/A          N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION SUBACCOUNT(c)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $9.668          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      18,920          N/A          N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND SUBACCOUNT(b)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............     $12.375      $10.440      $13.308     $11.816      $10.000
Accumulation unit value at end of period..................     $12.213      $12.375      $10.440     $13.308      $11.816
Number of accumulation units outstanding at end of period.     327,976      365,244      108,631     373,333       75,493
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET SUBACCOUNT(a)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............     $11.209      $10.803      $10.567     $10.320      $10.000
Accumulation unit value at end of period..................     $11.359      $11.209      $10.803     $10.567      $10.320
Number of accumulation units outstanding at end of period.   3,405,318    3,507,787    9,198,111   3,871,940    1,734,974
----------------------------------------------------------------------------------------------------------------------------
URSA FUND(a)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............       6.024       $5.264       $6.286      $8.069      $10.000
Accumulation unit value at end of period..................       6.831       $6.024       $5.264      $6.286       $8.069
Number of accumulation units outstanding at end of period.   1,259,060    1,059,771    2,634,308     875,815      356,784
----------------------------------------------------------------------------------------------------------------------------
UTILITIES SUBACCOUNT(c)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $7.223          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      98,812          N/A          N/A         N/A          N/A

(a) This unit value was $10.00 on the inception date of May 7, 1997.
(b) This unit value was $10.00 on the inception date of May 29, 1997.
(c) This unit value was effective on the inception date of May 1, 2001.

CONSECO VARIABLE INSURANCE COMPANY
Conseco Advisor Variable Annuity Account
================================================================================


TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

PERFORMANCE INFORMATION
     Total Return Information
     Comparisons of Total Return

DISTRIBUTION OF CONTRACTS
FEDERAL INCOME TAX CONSIDERATIONS
     General
     Diversification
     Multiple Contracts
     Partial 1035 Exchanges
     Contracts Owned by Other than Natural Persons
     Tax Treatment of Assignments
     Gifting a Contract
     Income Tax Withholding
     Death Benefits
     Tax Treatment of
     Withdrawals--Non-Qualified Contracts
     Withdrawals--Investment Advisor Fees
     Qualified Plans
     Tax Treatment of Withdrawals--Qualified Contracts
     Mandatory  Distributions--Qualified Contracts
     Tax-Sheltered Annuities--Withdrawal Limitations

INDEPENDENT ACCOUNTANTS

LEGAL OPINIONS

FINANCIAL STATEMENTS

================================================================================

                                      FORM

        Please send me a copy of the Statement of Additional Information (Form # CV326) dated May 1, 2002 for the Conseco Advisor Variable Annuity Account.

--------------------------------------------------------------------------------
                                     (Name)


--------------------------------------------------------------------------------
                                (Street Address)


--------------------------------------------------------------------------------
             (City)                 (State)                   (Zip Code)


--------------------------------------------------------------------------------
                                     (Date)

Send to: Conseco Advisor
         Rydex Advisor Variable Annuity Account
         11815 North Pennsylvania Street, K2I
         Carmel, IN 46032

                       STATEMENT OF ADDITIONAL INFORMATION

                    CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT

                       CONSECO VARIABLE INSURANCE COMPANY

      ADMINISTRATIVE OFFICE: 11815 NORTH PENNSYLVANIA ST., CARMEL, IN 46032
                              PHONE: (800) 557-7043

                  INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                           FLEXIBLE PURCHASE PAYMENTS

                                   MAY 1, 2002







This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Conseco Advisor Variable Annuity Account (the "Separate Account"), dated May 1, 2002. You may obtain a copy of the current prospectus by writing to us at our Administrative Office: 11815 North Pennsylvania Street, Carmel, Indiana 46032, telephone: (800) 557-7043.


                                                                          CV2008

                                TABLE OF CONTENTS

                                                                                 PAGE
CALCULATION OF YIELD QUOTATIONS......................................................3
CALCULATION OF TOTAL RETURN QUOTATIONS...............................................4
   Standard Total Return for the Subaccounts.........................................4
   Non-Standard Total Return for the Subaccounts.....................................5
   Time Periods Before The Date The Subaccounts Commenced Operations.................7
   Tables Of Adjusted Historic Total Return Quotations of the Funds..................7
   Other Performance Data............................................................8
FEDERAL INCOME TAX CONSIDERATIONS....................................................9
   General...........................................................................9
   Diversification..................................................................10
   Multiple Contracts...............................................................11
   Partial 1035 Exchanges...........................................................11
   Contracts Owned by Other Than Natural Persons....................................11
   Tax Treatment of Assignments.....................................................11
   Gifting a Contract...............................................................11
   Death Benefits...................................................................11
   Income Tax Withholding...........................................................11
   Tax Treatment of Withdrawals - Non-Qualified Contracts...........................12
   Withdrawals - Investment Adviser Fees............................................12
   Qualified Plans..................................................................12
   Tax Treatment of Withdrawals - Qualified Contracts...............................14
   Mandatory Distributions - Qualified Plans........................................15
   Tax-Sheltered Annuities - Withdrawal Limitations.................................15
INDEPENDENT ACCOUNTANTS.............................................................15
LEGAL OPINIONS......................................................................15
DISTRIBUTION OF CONTRACTS...........................................................15
FINANCIAL STATEMENTS................................................................16

                         CALCULATION OF YIELD QUOTATIONS

MONEY MARKET SUBACCOUNT

Conseco Variable Insurance Company ("Conseco Variable," "we," "us") may disclose the Rydex Variable Trust Money Market Subaccount's ("Money Market Subaccount") current and effective yield quotations in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission.

The current yield quotation is based on a seven-day period and computed as follows: The Money Market Subaccount's daily net investment factor, minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yield of the seven-day period is then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees, fund expenses, mortality and expense risk fees and the administrative charge, including a deduction of any applicable annual administrative fees. Because of these deductions, the current yield for the Money Market Subaccount will be lower than the yield for the corresponding underlying money market fund of the Rydex Variable Trust.

We calculate the current yield using the following formula:

Current Yield   =  ((NCS-ES)/UV) X (365/7)

             Where:

             NCS = the net change in the value of the Money Market fund (not including any realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and income other than investment income) for the 7-day period attributable to a hypothetical subaccount having a balance of 1 Subaccount unit.

             ES = per unit charges deducted from the Subaccount for the 7-day period.

             UV = the unit value on the first day of the 7-day period.

The current yield for the 7-day period ended December 31, 2001 was ____%.

We may also disclose the effective yield of the Money Market subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

We calculate the effective yield using the following formula:

                                    365/7
Effective Yield = (1 + ((NCS-ES)/UV))     - 1

         Where:

         NCS     =   the net change in the value of the Money Market fund (not
                     including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the 7-day period attributable to a hypothetical subaccount having a balance of 1 Subaccount unit.

         ES      =   per unit charges deducted from the hypothetical Subaccount for the 7-day period.

         UV      =   the unit value for the first day of the 7-day period.

The yields on the Money Market Subaccount will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average Subaccount maturity, the types and quality of fund securities held by the corresponding underlying money market fund of the Rydex Variable Trust and its operating expenses.

OTHER SUBACCOUNTS

The portfolios of the Rydex Variable Trust may advertise investment performance figures, including yield. Each Subaccount's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per accumulation unit on the last day of the period, according to the following formula:

                          YIELD = 2 ((A - B) + 1)6 - 1)
                          ----------------------------
                                       CD

Where:

         A = the net investment income earned during the period by the fund.

         B = the expenses accrued for the period (net of reimbursements, if any).

         C = the average daily number of accumulation units outstanding during the period.

         D = the maximum offering price per accumulation unit on the last day of the period.

                     CALCULATION OF TOTAL RETURN QUOTATIONS

STANDARD TOTAL RETURN FOR THE SUBACCOUNTS

From time to time, we may advertise performance data. We may include standardized average annual total returns for one or more of the Subaccounts in advertising, sales literature or reports to Contract Owners or prospective purchasers. The standardized average annual total return for each Subaccount assumes that an investment has been held in that Subaccount for various periods of time, including a period measured from the date that Subaccount began operations.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total returns are provided will be for the most recent calendar quarter practicable, considering the type and media of the communication, and will be stated in the communication.

Standardized average annual total returns will be calculated using Subaccount unit values that we calculate on each valuation day based on the performance of the Subaccount's underlying Portfolio, adjusted to reflect the maximum fees and Contract charges including the deduction of withdrawal charges.

Average annual total return quotations are computed according to the following formula:

                                        n
                                 P (1+T)  = ERV

Where:

         P = beginning hypothetical initial purchase payment of $1,000;
         T = average annual total return;
         n = number of years in period;
         ERV = ending redeemable value of a hypothetical $1,000 purchase payment
         made at the beginning of the one-,   five- or 10-year period, at the
         end of the one-, five- or 10-year period (or fractional portion thereof).

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN MAY BE IN ANY FUTURE PERIOD.

TABLE 1 shows standard average annual total returns for the Subaccounts as of December 31, 2001. The table reflects the deduction of the 1.25% mortality and expense risk charge, the 0.15% contract administration fee, and withdrawal charges of 7% during the first Contract Year (decreasing to 0% in the 8th Contract Year).

----------------------------------------------------------------------------------------------------------------------
                                                       TABLE 1

                 STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES DEDUCTED
----------------------------------------------------------------------------------------------------------------------
                                                               SUBACCOUNT                                 10 YEAR OR
                         SUBACCOUNT                             INCEPTION      1 YEAR         5 YEAR          TO
                                                                  DATE                                    INCEPTION
                                                                                                            DATE(4)
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Subaccount(2)                       5/7/97          -5.76%        N/A            1.66%
----------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Subaccount(3)                               8/18/97         -8.22%        N/A            1.99%
----------------------------------------------------------------------------------------------------------------------
OTC Subaccount                                                   5/7/97         -40.55%        N/A            8.31%
----------------------------------------------------------------------------------------------------------------------
Arktos Subaccount                                                5/21/01         N/A           N/A            8.73%
----------------------------------------------------------------------------------------------------------------------
Nova Subaccount                                                  5/7/97          29.92%        N/A            1.97%
----------------------------------------------------------------------------------------------------------------------
Ursa Subaccount(3)                                               6/10/97          5.46%        N/A           -7.43%
----------------------------------------------------------------------------------------------------------------------
Large Cap Europe Subaccount                                      5/1/01                        N/A
----------------------------------------------------------------------------------------------------------------------
Large Cap Japan Subaccount                                       5/1/01                        N/A
----------------------------------------------------------------------------------------------------------------------
Banking Subaccount                                               5/2/01          N/A           N/A           -7.09%
----------------------------------------------------------------------------------------------------------------------
Basic Materials Subaccount                                       5/2/01          N/A           N/A          -10.78%
----------------------------------------------------------------------------------------------------------------------
Biotechnology Subaccount                                         5/2/01          N/A           N/A           -9.08%
----------------------------------------------------------------------------------------------------------------------
Consumer Products Subaccount                                     5/29/01         N/A           N/A           -6.59%
----------------------------------------------------------------------------------------------------------------------
Electronics Subaccount                                           5/1/01                        N/A
----------------------------------------------------------------------------------------------------------------------
Energy Subaccount                                                5/29/01         N/A           N/A          -22.16%
----------------------------------------------------------------------------------------------------------------------
Energy Services Subaccount                                       5/2/01          N/A           N/A          -34.62%
----------------------------------------------------------------------------------------------------------------------
Financial Services Subaccount                                    5/1/01                        N/A
----------------------------------------------------------------------------------------------------------------------
Health Care Subaccount                                           6/19/01         N/A           N/A          -12.05%
----------------------------------------------------------------------------------------------------------------------
Internet Subaccount                                              5/24/01         N/A           N/A          -41.87%
----------------------------------------------------------------------------------------------------------------------
Leisure Subaccount                                               5/22/01         N/A           N/A          -33.28%
----------------------------------------------------------------------------------------------------------------------
Precious Metals Subaccount                                       5/27/97          3.63%        N/A          -15.48%
----------------------------------------------------------------------------------------------------------------------
Retailing Subaccount                                             5/1/01                        N/A
----------------------------------------------------------------------------------------------------------------------
Technology Subaccount                                            5/2/01          N/A           N/A          -31.42%
----------------------------------------------------------------------------------------------------------------------
Telecommunications Subaccount                                    5/1/01                        N/A
----------------------------------------------------------------------------------------------------------------------
Transportation Subaccount                                        6/11/01         N/A           N/A           -9.94%
----------------------------------------------------------------------------------------------------------------------
Utilities Subaccount                                             5/2/01          N/A           N/A          -32.82%
-------------------------------------------------------------- ------------ -------------- ------------- -------------

(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Fund will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Fund than its total return.

(3) Due to the nature of the investment activity of the Rydex Variable Trust portfolios underlying the Subaccounts, there were discrete periods when certain Subaccounts had zero net assets. The discrete periods for the Ursa Subaccount, and the investment return for those periods, were as follows:
    5/7/97 to 5/21/97 (-3.70%) and 5/24/97 to 6/3/97 (0.10%). The discrete periods for the U.S. Government Bond Subaccount, and the investment return for those periods, were as follows: 5/29/97 to 6/5/97 (1.50%), 6/24/97 to 7/14/97 (2.20%) and 7/29/97 to 8/12/97 (-3.30%).

(4) Not annualized.

NON-STANDARD TOTAL RETURN FOR THE SUBACCOUNTS

We may from time to time also illustrate non-standardized average annual total returns for the Subaccounts, as appears in the "Non-Standard Average Annual Total Returns" chart, below. These non-standardized average annual total returns reflect the deduction of the mortality and expense risk charge, but do not reflect the deduction of withdrawal charges. These returns are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any withdrawal charges.

Generally, non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN MAY BE IN ANY FUTURE PERIOD.

TABLE 2 shows non-standard average annual total returns for the Subaccounts as of December 31, 2001. The table reflects the deduction of the 1.25% mortality and expense risk charge and the 0.15% contract administration fee, but does NOT reflect the deduction of withdrawal charges.

----------------------------------------------------------------------------------------------------------------------
                                                       TABLE 2

                 STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES DEDUCTED
----------------------------------------------------------------------------------------------------------------------
                                                               SUBACCOUNT                                 10 YEAR OR
                         SUBACCOUNT                             INCEPTION      1 YEAR         5 YEAR          TO
                                                                  DATE                                    INCEPTION
                                                                                                            DATE(4)
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Subaccount(2)                       5/1/01
----------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Subaccount(3)                               5/29/97
----------------------------------------------------------------------------------------------------------------------
OTC Subaccount                                                   5/7/97
----------------------------------------------------------------------------------------------------------------------
Arktos Subaccount                                                5/1/01
----------------------------------------------------------------------------------------------------------------------
Nova Subaccount                                                  5/7/97
----------------------------------------------------------------------------------------------------------------------
Ursa Subaccount(3)                                               5/7/97
----------------------------------------------------------------------------------------------------------------------
Large Cap Europe Subaccount                                      5/1/01
----------------------------------------------------------------------------------------------------------------------
arge Cap Japan Subaccount                                        5/1/01
----------------------------------------------------------------------------------------------------------------------
Banking Subaccount                                               5/1/01
----------------------------------------------------------------------------------------------------------------------
Basic Materials Subaccount                                       5/1/01
----------------------------------------------------------------------------------------------------------------------
Biotechnology Subaccount                                         5/1/01
----------------------------------------------------------------------------------------------------------------------
Consumer Products Subaccount                                     5/1/01
----------------------------------------------------------------------------------------------------------------------
Electronics Subaccount                                           5/1/01
----------------------------------------------------------------------------------------------------------------------
Energy Subaccount                                                5/1/01
----------------------------------------------------------------------------------------------------------------------
Energy Services Subaccount                                       5/1/01
----------------------------------------------------------------------------------------------------------------------
Financial Services Subaccount                                    5/1/01
----------------------------------------------------------------------------------------------------------------------
Health Care Subaccount                                           5/1/01
----------------------------------------------------------------------------------------------------------------------
Internet Subaccount                                              5/1/01
----------------------------------------------------------------------------------------------------------------------
Leisure Subaccount                                               5/1/01
----------------------------------------------------------------------------------------------------------------------
Precious Metals Subaccount                                       5/29/97
----------------------------------------------------------------------------------------------------------------------
Retailing Subaccount                                             5/1/01
----------------------------------------------------------------------------------------------------------------------
Technology Subaccount                                            5/1/01
----------------------------------------------------------------------------------------------------------------------
Telecommunications Subaccount                                    5/1/01
----------------------------------------------------------------------------------------------------------------------
Transportation Subaccount                                        5/1/01
----------------------------------------------------------------------------------------------------------------------
Utilities Subaccount                                             5/1/01
----------------------------------------------------------------------------------------------------------------------

(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Fund will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Fund than its total return.

(3) Due to the nature of the investment activity of the Rydex Variable Trust portfolios underlying the Subaccounts, there were discrete periods when certain Subaccounts had zero net assets. The discrete periods for the Ursa Subaccount, and the investment return for those periods, were as follows:
    5/7/97 to 5/21/97 (-3.70%) and 5/24/97 to 6/3/97 (0.10%). The discrete periods for the U.S. Government Bond Subaccount, and the investment return for those periods, were as follows: 5/29/97 to 6/5/97 (1.50%), 6/24/97 to 7/14/97 (2.20%) and 7/29/97 to 8/12/97 (-3.30%).

(4) Not annualized.

TIME PERIODS BEFORE THE DATE THE SUBACCOUNTS COMMENCED OPERATIONS

We may also disclose non-standardized total return for time periods before a Subaccount commenced operations. This performance data is based on the actual performance of the funds since their inception, adjusted to reflect the effect of the current level of charges that apply to the Subaccounts under the Contract.

TABLES OF ADJUSTED HISTORIC TOTAL RETURN QUOTATIONS OF THE FUNDS

The tables below set out the adjusted historic total returns for the funds for various periods as of December 31, 2001. This performance data is based on the actual performance of the funds since their inception, adjusted to reflect the effect of the current level of charges that apply to the Subaccounts under the Contract, except that surrender charges are not deducted.

----------------------------------------------------------------------------------------------------------------------
                                                       TABLE 3

                     STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE FUNDS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES DEDUCTED
                                            AVERAGE ANNUAL TOTAL RETURN(1)
----------------------------------------------------------------------------------------------------------------------
                                                               SUBACCOUNT                                 10 YEAR OR
                         SUBACCOUNT                             INCEPTION      1 YEAR         5 YEAR          TO
                                                                  DATE                                    INCEPTION
                                                                                                            DATE(4)
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Subaccount(2)                       5/1/01
----------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Subaccount(3)                               5/29/97
----------------------------------------------------------------------------------------------------------------------
OTC Subaccount                                                   5/7/97
----------------------------------------------------------------------------------------------------------------------
Arktos Subaccount                                                5/1/01
----------------------------------------------------------------------------------------------------------------------
Nova Subaccount                                                  5/7/97
----------------------------------------------------------------------------------------------------------------------
Ursa Subaccount(3)                                               5/7/97
----------------------------------------------------------------------------------------------------------------------
Large Cap Europe Subaccount                                      5/1/01
----------------------------------------------------------------------------------------------------------------------
Large Cap Japan Subaccount                                       5/1/01
----------------------------------------------------------------------------------------------------------------------
Banking Subaccount                                               5/1/01
----------------------------------------------------------------------------------------------------------------------
Basic Materials Subaccount                                       5/1/01
----------------------------------------------------------------------------------------------------------------------
Biotechnology Subaccount                                         5/1/01
----------------------------------------------------------------------------------------------------------------------
Consumer Products Subaccount                                     5/1/01
----------------------------------------------------------------------------------------------------------------------
Electronics Subaccount                                           5/1/01
----------------------------------------------------------------------------------------------------------------------
Energy Subaccount                                                5/1/01
----------------------------------------------------------------------------------------------------------------------
Energy Services Subaccount                                       5/1/01
----------------------------------------------------------------------------------------------------------------------
Financial Services Subaccount                                    5/1/01
----------------------------------------------------------------------------------------------------------------------
Health Care Subaccount                                           5/1/01
----------------------------------------------------------------------------------------------------------------------
Internet Subaccount                                              5/1/01
----------------------------------------------------------------------------------------------------------------------
Leisure Subaccount                                               5/1/01
----------------------------------------------------------------------------------------------------------------------
Precious Metals Subaccount                                       5/29/97
----------------------------------------------------------------------------------------------------------------------
Retailing Subaccount                                             5/1/01
----------------------------------------------------------------------------------------------------------------------
Technology Subaccount                                            5/1/01
----------------------------------------------------------------------------------------------------------------------
Telecommunications Subaccount                                    5/1/01
----------------------------------------------------------------------------------------------------------------------
Transportation Subaccount                                        5/1/01
----------------------------------------------------------------------------------------------------------------------
Utilities Subaccount                                             5/1/01
----------------------------------------------------------------------------------------------------------------------

(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Fund will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Fund than its total return.

(3) Due to the nature of the investment activity of the Rydex Variable Trust portfolios underlying the Subaccounts, there were discrete periods when certain Subaccounts had zero net assets. The discrete periods for the Ursa Subaccount, and the investment return for those periods, were as follows:
    5/7/97 to 5/21/97 (-3.70%) and 5/24/97 to 6/3/97 (0.10%). The discrete periods for the U.S. Government Bond Subaccount, and the investment return for those periods, were as follows: 5/29/97 to 6/5/97 (1.50%), 6/24/97 to 7/14/97 (2.20%) and 7/29/97 to 8/12/97 (-3.30%).

(4) Not annualized.

OTHER PERFORMANCE DATA

HISTORICAL UNIT VALUES. We may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, we may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES. Performance data for the Subaccounts may be compared in advertisements, sales literature and reports to Contract Owners with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria. Comparisons of the performance information of the Subaccounts for a given period to the performance of recognized, unmanaged indexes for the same period may also be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's Corporation, Lipper Analytical Services, Inc., National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators.

In particular, performance information for the Nova Subaccount, the Ursa Subaccount, and the Precious Metals Subaccount may be compared to various unmanaged indexes, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index(TM) (the "S&P 500 Index") or the Dow Jones Industrial Average. Performance information for the Precious Metals Subaccount also may be compared to the current benchmark for the Precious Metals Subaccount, Philadelphia Stock Exchange Gold/Silver Index(TM) (the "XAU Index"). Performance information for the OTC Subaccount may be compared to various unmanaged indexes, including, but not limited to the current benchmark for the OTC Fund, NASDAQ 100 Index(TM), and the NASDAQ Composite Index(TM). The NASDAQ Composite Index(TM) comparison may be provided to show how the OTC Subaccount's total return compares to the record of a broad average of over-the-counter stock prices over the same period. The OTC Fund has the ability to invest in securities not included in the NASDAQ 100 Index(TM) or the NASDAQ Composite Index(TM), and the OTC Fund's investment portfolio may or may not be similar in composition to NASDAQ 100 Index(TM) or the NASDAQ Composite Index (TM). The NASDAQ Composite Index(TM) is based on the prices of an unmanaged group of stocks and, unlike the OTC Fund's returns, the returns of the NASDAQ Composite Index(TM), and such other unmanaged indexes, may assume the reinvestment of dividends, but generally do not reflect payments of brokerage commissions or deductions for operating costs and other expenses of investing. Performance information for the U.S. Government Bond Subaccount and the Juno Subaccount may be compared to the price movement of the current long treasury bond (the "Long Bond") and to various unmanaged indexes. Such unmanaged indexes may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of Contract Owner service appearing in publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., the Morningstar Variable Annuity/Life Reporter, VARDS and similar sources which utilize information compiled internally or by Lipper Analytical Services, Inc., may be provided.

From time to time, each Subaccount also may include in such advertising a total return figure that is not calculated according to the standardized and nonstandardized formulas set forth above in order to compare more accurately the performance of the Subaccount with other measures of investment return. For example, in comparing the total return of a Subaccount with data published by Lipper Analytical Services, Inc., or with the performance of the S&P 500 Index or the Dow Jones Industrial Average for each of the Nova Subaccount and the Ursa Subaccount, the NASDAQ 100 Index(TM) for the OTC Subaccount, the XAU Index for the Precious Metals Subaccount, and the Lehman Government (LT) Index for the U.S. Government Bond Subaccount and the Juno Subaccount, we may calculate for each Subaccount the aggregate total return for the specified periods of time by assuming the allocation of $10,000 to the Subaccount and assuming the reinvestment of each dividend or other distribution at Accumulation Unit value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under the rules of the Securities and Exchange Commission.

OTHER DATA. Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings we have received from independent rating agencies. However, we do not guarantee the investment performance of the Subaccounts or the Portfolios.


                        FEDERAL INCOME TAX CONSIDERATIONS

GENERAL


NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON CONSECO VARIABLE'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. CONSECO VARIABLE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. CONSECO VARIABLE DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified Contracts, this cost basis is generally the purchase payments, while for qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

Conseco Variable is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Conseco Variable, and its operations form a part of Conseco Variable.


DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

Regulations issued by the Treasury Department (the "Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:

 (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment;

 (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments;

 (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

 (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Conseco Variable intends that all Rydex Variable Trust portfolios underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Contract Owner if the Contract Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

Any transfer, assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your Contract.

If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

GIFTING A CONTRACT

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

DEATH BENEFITS

Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of

10% from non-periodic payments. However, the Contract Owner, in certain cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances Federal tax law may require the company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

Section 72 governs treatment of distributions from annuity contracts. Section 72 generally provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. Section 72 further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after you reach age 59 1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.


The above information does not apply to qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

WITHDRAWALS - INVESTMENT ADVISER FEES

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Conseco Variable's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Conseco Variable in connection with certain qualified plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.


a.  TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations" below.) Employee loans are not permitted under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.


If your Contract is a tax-sheltered annuity, during the accumulation phase you may be able take a loan out of the fixed account using the contract as collateral. No loans are permitted out of the investment options and no loans are permitted during the income phase. When you request a loan, we will transfer any amounts necessary to implement the loan request from the investment options to the fixed account. Repayment of the loan will be made into the fixed account. We will then allocate that money on the same manner that your purchase payments are being allocated. Your loan documents will explain the terms, conditions, and limitations regarding loans from your Contract.

b.  INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute up to $2,000 per year to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.  ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. The $2,000 limitation is gradually reduced to $0 for individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held a Roth IRA for at least five taxable years and, in addition, that the distribution is made: (i) after the individual reaches age 59 1/2, (ii) on the individual's death or disability, or (iii) as a qualified first-time home purchase (subject to a $10,000 lifetime maximum), for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions and conversions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA ("conversion deposits"), unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998. In addition, distribution of amounts attributable to conversion deposits held for less than 5 taxable years will also be subject to the penalty tax.

Purchasers of Contracts intended to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or the joint lives (or joint life expectancies) of such Contract Owner and his or her designated Beneficiary; (d) distributions to a Contract Owner who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner and his or her spouse and dependents if the Contract Owner has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Contract Owner to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Contract Owner for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Contract Owner which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. However, the owner may make a non-taxable transfer to an ex-spouse under a property settlement or divorce decree. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

MANDATORY DISTRIBUTIONS - QUALIFIED PLANS

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required minimum distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs and in some cases by owners of Tax-Sheltered Annuity contracts and pension and profit sharing plan contracts. You should consult with your qualified plan sponsor and tax adviser to determine if these new rules are available for your benefit.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only: (1) when the Contract Owner attains age 59 1/2;
(2) when the Contract Owner separates from service; (3) when the Contract Owner dies; (4) when the Contract Owner becomes disabled (within the meaning of Section 72(m)(7) of the Code); (5) in the case of hardship; or (6) pursuant to the terms of a qualified domestic relations order, if otherwise permissible. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                             INDEPENDENT ACCOUNTANTS

The financial statements of the Separate Account and Conseco Variable, to be included in a subsequent post-effective amendment, will be audited by PricewaterhouseCoopers LLP, 2900 One American Square, Box 82002, Indianapolis, Indiana, 46282-0002.

                                 LEGAL OPINIONS

Sutherland Asbill & Brennan LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws in connection with the Contracts described in the prospectus.

                            DISTRIBUTION OF CONTRACTS

Conseco Equity Sales, Inc. ("CES"), 11815 North Pennsylvania Street, Carmel, Indiana 46032, is the principal underwriter of the Contracts and is an affiliate of the ours. The offering of the Contracts is continuous, although we reserve the right to suspend the offer and sale of the Contracts whenever, in its opinion, market or other conditions make a suspension appropriate. CES is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Contracts are sold by authorized broker-dealers, and their registered representatives, including registered representatives of CES. The broker-dealers and their registered representatives are also our licensed insurance agents. We, along with CES, pay commissions to authorized broker-dealers not exceeding 8.5% of purchase payments.

CES received $[      ] in 2001, $[      ] in 2000, and $[      ] in 1999 as
commissions for serving as principal underwriter of the Contracts. CES did not retain any commissions in 2001, 2000, or 1999.

                              FINANCIAL STATEMENTS

All required financial statements of Conseco Variable and the Conseco Advisor Variable Annuity Account will be included in a subsequent amendment.


On May 1, 2001, the separate account changed its name from Rydex Advisor Variable Annuity Account to Conseco Advisor Variable Annuity Account.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)               Financial Statements
                  Required financial statements of the Separate Account and Conseco Variable Insurance Company (the "Company") will be included in the next subsequent post-effective amendment.

(b)               Exhibits
     (1)   (a)    Resolutions of Board of Directors of Conseco Variable I
                  nsurance Company authorizing the establishment of the Registrant.(1)
           (b)    Resolutions of the Board of Directors of Conseco Variable
                  Insurance Company authorizing restructuring of investments of the Registrant and registration of Registrant under the 1940
                  Act as a unit investment trust.(2)

     (2)          Not Applicable.

     (3)   (a)    Form of Underwriting Agreement Among Conseco Variable
                  Insurance Company, the Rydex Advisor Variable Annuity Account, and Conseco Equity Sales, Inc.(2)


           (b) Form of Group Selling Agreement Among Conseco Variable Insurance Company, Conseco Equity Sales, Inc., Broker, and Insurance Agent.(2)

           (c) Form of Notice of Assignment of Group Selling Agreements by PADCO Financial Services, Inc. to Conseco Equity Sales, Inc. effective November 2, 1998.(2)

     (4)   (a)    Form of Variable Annuity Contract.(1)

           (b) Form of Variable Annuity Contract Endorsement (regarding the Death Benefit).(3)

     (5)          Form of Applications for Variable Annuity Contract.(3)

     (6)   (a)    Certificate of Incorporation and Bylaws of Conseco Variable
                  Insurance Company.(1)

           (b) Articles of Amendment to the Articles of Incorporation of Great American Reserve Insurance Company, changing name to Conseco Variable Insurance Company.(2)

           (c) Articles of Amendment to the Articles of Incorporation of Variable Insurance Company.(4)

           (d) Official Order of the Commissioner of Insurance of the State of Texas approving Articles of Amendment to the Articles of Incorporation, changing name from Great American Reserve Insurance Company to Conseco Variable Insurance Company.(2)

           (e) Amended and Restated By-Laws of Conseco Variable Insurance Company.(4)

     (7)          None.

     (8)   (a)    Form of Participation Agreement between Conseco Variable
                  Insurance Company, Rydex Variable Trust and PADCO Financial
                  Services, Inc.(2)

     (9)          Opinion of Counsel.(6)

     (10)  (a)    Consent of Independent Counsel.(6)

           (b)    Consent of Independent Accountants.(6)

     (11)         None.

     (12)         None.

     (13)         Schedule for Computation of Performance Quotations.(5)


(1) Incorporated herein by reference to Registrant's initial Registration Statement on Form N-3, filed electronically on May 2, 1996 (File Nos. 333-03093; 811-07615).

(2) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 10, filed electronically on November 2, 1998 (File Nos. 333-03093; 811-07615).

(3) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed electronically on September 24, 1997 (File Nos. 333-03093; 811-07615).

(4) Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4, Conseco Variable Annuity Account E, filed electronically on April 28, 2000 (File Nos. 033-74092; 811-08288).

(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed electronically on May 1, 2001 (File Nos. 333-03093; 811-07615).

(6)  To be filed by subsequent amendment.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

      a) The following table sets forth certain information regarding the executive officers and directors of the Company who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 11815 North Pennsylvania Street, Carmel, IN 46032.

          --------------------------------------------------------------------------------------------
                                                                   Positions and Offices
                                Name                                 with the Company
          --------------------------------------------------------------------------------------------
          Elizabeth C. Georgakopoulos                 President
          --------------------------------------------------------------------------------------------
          David K. Herzog                             Executive Vice President, General Counsel and
                                                      Secretary
          --------------------------------------------------------------------------------------------
          Richard M. Maybin                           Executive Vice President, Information
                                                      Technology
          --------------------------------------------------------------------------------------------
          James S. Adams                              Senior Vice President, Chief Accounting
                                                      Officer and Treasurer
          --------------------------------------------------------------------------------------------
          Robert E. Burkett, Jr.                      Senior Vice President, Legal and Assistant
                                                      Secretary
          --------------------------------------------------------------------------------------------
          Jon F. Davis                                Senior Vice President, Actuarial
          --------------------------------------------------------------------------------------------
          William T. Devanney, Jr.                    Senior Vice President, Corporate Taxes
          --------------------------------------------------------------------------------------------
          Richard R. Dykhouse                         Senior Vice President, Legal and Assistant
                                                      Secretary
           --------------------------------------------------------------------------------------------
          Kimberly K. Geurkink                        Senior Vice President, Insurance Operations
          --------------------------------------------------------------------------------------------
          James S. Hawke                              Senior Vice President, Actuarial
          --------------------------------------------------------------------------------------------
          Maura M. Kautsky                            Senior Vice President, Marketing and Product
                                                      Management
          --------------------------------------------------------------------------------------------
          Karl W. Kindig                              Senior Vice President, Legal and Assistant
                                                      Secretary
          --------------------------------------------------------------------------------------------
          Joseph L. Maverick                          Senior Vice President, Investment Officer
          --------------------------------------------------------------------------------------------
          K. Lowell Short, Jr.                        Senior Vice President, Finance
          --------------------------------------------------------------------------------------------
          Dennis A. Taylor                            Senior Vice President, Finance
          --------------------------------------------------------------------------------------------
          Gail Y. Van Dalen                           Senior Vice President, Sales
          --------------------------------------------------------------------------------------------
          Kimberly A. Zerrenner                       Senior Vice President, Human Resources
          --------------------------------------------------------------------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

         The following information concerns those companies that may be deemed to be controlled by or under common control with Conseco Variable Insurance Company. Conseco, Inc. owns 100% of each of the companies listed below, unless indicated otherwise:


CONSECO, INC. (Indiana) - (publicly traded) CIHC,               Conseco Life Insurance Company of New York (New York)
  Incorporated (Delaware)                                       Conseco Medical Insurance Company (Illinois)
Bankers National Life Insurance Company (Texas)                 Continental Life Insurance Company (Texas)
Bankers Life Insurance Company of Illinois (Illinois)           United Presidential Life Insurance Company (Indiana)
Bankers Life & Casualty Company (Illinois)                      Conseco Health Insurance Company (Arizona)
Conseco Life insurance Company of Texas (Texas)                 Frontier National Life Insurance Company (Ohio)
Conseco Variable Insurance Company (Texas)                      Conseco Capital Management, Inc. (Delaware)
Conseco Annuity Assurance Company (Illinois)                    Conseco Equity Sales, Inc. (Texas)
Vulcan Life Insurance Company (Indiana)                         Conseco Securities, Inc. (Delaware)
Conseco Direct Life Insurance Company (Pennsylvania)            Conseco Services, LLC (Indiana)
Wabash Life Insurance Company (Indiana)                         Marketing Distribution Systems Consulting Group, Inc. (Delaware)
Conseco Life Insurance Company (Indiana)                        Conseco Finance Corp. (Delaware)
Washington National Insurance Company (Illinois)                Conseco  Finance Servicing Corp. (Delaware)
Conseco Senior Health Insurance Company (Pennsylvania)          Conseco Series Trust (Massachusetts)*
Pioneer Life Insurance Company (Illinois)                       Conseco Fund Group (Massachusetts) (publicly held)**


* The shares of Conseco Series Trust currently are sold to Bankers National Variable Account B, Conseco Variable Annuity Account C, Conseco Variable Annuity Account E, Conseco Variable Annuity Account F, Conseco Variable Account G, Conseco Variable Annuity Account H, each being segregated asset accounts established pursuant to Texas law by Bankers National Life Insurance Company and Conseco Variable Insurance Company, respectively. Shares of Conseco Series Trust are also sold to BMA Variable Life Account A of Business Men's Assurance Company of America.

** The shares of the Conseco Fund Group are sold to the public.

ITEM 27. NUMBER OF CONTRACT OWNERS

         As of December 31, 2001, there were 1,038 owners of non-qualified contracts and 631 owners of qualified contracts.

ITEM 28. INDEMNIFICATION

         Article VI of the By-Laws of Conseco Variable Insurance Company generally provide that the Company shall indemnify its directors and officers against liabilities incurred in acting as directors and officers if they acted in good faith and in a manner they reasonably believed to be in the best interest of the Company and, with respect to any criminal action or proceeding, had no reasonable cause to believe their conduct was unlawful. See the By-Laws of the Company, filed as Exhibit (6) to this Registration Statement.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to members of the Board of Directors, officers, and controlling persons of the Company pursuant to the provisions described under "Indemnification" or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the

1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Company of expenses incurred or paid by a member of the Board of Directors, officer, or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such member of the Board of Directors, officer, or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Conseco Equity Sales, Inc. is the principal underwriter for the following other investment companies (other than the Registrant):


        Conseco Variable Annuity Account C    Conseco Variable Annuity Account I
        Conseco Variable Annuity Account E    Conseco Fund Group
        Conseco Variable Annuity Account F    BMA Variable Life Account A
        Conseco Variable Annuity Account G    Conseco Variable Account L
        Conseco Variable Annuity Account H


(b) Conseco Equity Sales, Inc. ("CES") is principal underwriter for the Registrant and for the Contracts. The following persons are the officers and directors of CES. The principal business address for each officer and director of CES is 11815 North Pennsylvania Street, Carmel, Indiana 46032.

          ---------------------------------------------------------------------------
                                                      Positions and Offices
                  Name                                   with Underwriter
          ---------------------------------------------------------------------------
          Donald B. Johnston              President
          ---------------------------------------------------------------------------
          James S. Adams                  Senior Vice President, Chief Accounting
                                          Officerand Treasurer
          ---------------------------------------------------------------------------
          William T. Devanney, Jr.        Senior Vice President, Corporate Taxes
          ---------------------------------------------------------------------------
          James C. Crampton               Vice President, Corporate Taxes
          ---------------------------------------------------------------------------
          William P. Kovacs               Vice President, General Counsel, Secretary
                                          and Chief Compliance Officer
          ---------------------------------------------------------------------------
          Margaret A. Cullem-Fiore        Vice President, Associate General Counsel
          ---------------------------------------------------------------------------

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         The name and address of the person who maintains physical possession of each account, book or other document of the Registrant required by Section 31(a) of the Investment Company Act of 1940 is as follows:

         Conseco Variable Insurance Company
         11825 North Pennsylvania Street
         Carmel, Indiana  46032

ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS

         (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

         (b) The Registrant hereby undertakes to include, as part of any application to purchase a Contract, a space that an applicant can check to request a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

         (d) The Registrant is relying on a no-action letter issued to the American Council of Life Insurance, published November 28, 1988, relating to
Section 403(b)(11) of the Internal Revenue Code and Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940. The Registrant hereby represents that it has complied with the provisions paragraphs (1) through (4) of said no-action letter.

         (e) Conseco Variable Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Conseco Variable Insurance Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf, and on behalf of Conseco Advisor Variable Annuity Account, in the city of Carmel, of the State of Indiana, on the 28th of February, 2002.

                                      CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
                                      Registrant

                                      By:  Conseco Variable Insurance Company

                                      By:  /s/ ELIZABETH C. GEORGAKOPOULOS
                                           -------------------------------
                                      Elizabeth C. Georgakopoulos


                                      CONSECO VARIABLE INSURANCE COMPANY
                                      Depositor


                                      By: /s/ ELIZABETH C. GEORGAKOPOULOS
                                          -------------------------------
                                      Elizabeth C. Georgakopoulos

         As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                            TITLE                              DATE
---------                                            -----                              ----
/s/ RONALD F. RUHL                          Director                              February 28, 2002
------------------
Ronald F. Ruhl


/s/ ELIZABETH C. GEORGAKOPOULOS             Director and President                February 28, 2002
-------------------------------             (principal executive officer)
Elizabeth C. Georgakopoulos


/s/ JAMES S. ADAMS                          Senior Vice President,                February 28, 2002
------------------                          Chief Accounting Officer
James S. Adams                              and Treasurer and Director
                                            (principal financial officer
                                            and principal accounting officer)


/s/ DAVID K. HERZOG                         Director,                             February 28, 2002
-------------------                         Executive Vice President,
David K. Herzog                             General Counsel and Secretary


/s/ WILLIAM J. SHEA                         Director                              February 28, 2002
-------------------
William J. Shea


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